Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 7,648,417	$ 6,513,514
Investment in concessions at end of period	$ 435,816	8,566,656	7,648,417	$ 6,513,514
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		9,821,579	8,495,121	8,150,349
Increase		1,141,505	1,326,458	344,772
Investment in concessions at end of period		10,963,084	9,821,579	8,495,121
Accumulated depreciation and amortization
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(2,173,162)	(1,981,607)	(1,801,744)
Increase		(223,266)	(191,555)	(179,863)
Investment in concessions at end of period		(2,396,428)	(2,173,162)	(1,981,607)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		5,859,174	4,532,716
Investment in concessions at end of period		$ 7,000,679	$ 5,859,174	$ 4,532,716